LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

8. LEASES

The Group leases co-location space at data center facilities and, to a lesser extent, corporate offices, all of which are operating leases. The Group’s leases have remaining lease terms of 1 to 5 years, some of which include options to terminate the leases within 1 year.

The components of lease expense comprise operating lease costs, which are disclosed in the consolidated statements of cash flows.

Supplemental balance sheet information related to the Group’s operating leases was as follows:

	2023	2024
Operating leases
Operating lease right-of-use assets	18.7	45.0
Operating lease liabilities – current (Note 4)	9.7	13.3
Operating lease liabilities – non-current	9.7	30.3
Total operating lease liabilities	19.4	43.6

Maturities of lease liabilities as of December 31, 2024 were as follows:

Operating
Leases
Year ended December 31,
2025	15.1
2026	9.1
2027	8.8
2028	8.3
2029	6.3
Thereafter	—
Total lease payments	47.6

Less imputed interest	(4.0)
Total	43.6

Information about weighted-average remaining lease term and weighted-average discount rate is presented below:

	Weighted average remaining lease term, years		Weighted average discount rate, %
	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024
Operating leases	2.8	4.1	3.3%	4.0%

As of December 31, 2024, the Group had additional operating leases that have not yet commenced of $168.0. These operating leases will commence in accordance with lease terms of up to 9 years.